Prepaid expenses and other current assets	6 Months Ended
Jun. 30, 2021
Deferred Costs, Capitalized, Prepaid, and Other Assets Disclosure [Abstract]
Prepaid expenses and other current assets	Prepaid expenses and other current assets

(in thousands)	June 30, 2021	December 31, 2020
Prepaid advertising	€12,393	€2,297
Other prepaid expenses	3,056	4,132
Other assets	1,007	4,009
Total	€16,456	€10,438

In January 2021, we entered into a long-term marketing sponsorship agreement for various marketing rights beginning July 1, 2021. The first two contractual installment payments under this agreement have been paid and as of June 30, 2021, €7.5 million has been included within prepaid advertising in the above table.
As of December 31, 2020, €3.0 million in other assets related to a portion of the purchase consideration for the Weekengo acquisition. The transaction closed on January 12, 2021, at which time, the total consideration, inclusive of the €3.0 million paid prior to the closing of the acquisition, was allocated to the acquired assets as discussed in Note 3: Acquisitions and divestitures.